Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue

HSBC
	2020	2019
	$m	$m
Bonds and medium-term notes	176,570	180,969
Other debt securities in issue	41,538	55,354
Total debt securities in issue	218,108	236,323
Included within:
– trading liabilities (Note 23)	(1,582)	(1,404)
– financial liabilities designated at fair value (Note 24)	(121,034)	(130,364)
At 31 Dec	95,492	104,555

HSBC Holdings
	2020	2019
	$m	$m
Debt securities	83,653	81,531
Included within:
– financial liabilities designated at fair value (Note 24)	(19,624)	(24,687)
At 31 Dec	64,029	56,844